T. ROWE PRICE Retirement Income 2025 Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/25
(Cost and value in $000s)
BOND FUNDS 41.4%
T. Rowe Price Funds:
New Income Fund  768 2,079 195 335,652 2,702
Limited Duration Inflation Focused
Bond Fund  532 1,577 147 418,331 2,016
International Bond Fund (USD
Hedged)  278 820 70 120,358 1,031
Dynamic Global Bond Fund  186 476 45 79,384 611
U.S. Treasury Long-Term Index
Fund  182 441 91 75,518 549
Emerging Markets Bond Fund  155 394 51 53,945 521
High Yield Fund  148 354 58 74,871 451
Dynamic Credit Fund  64 188 17 26,478 236
Floating Rate Fund  51 123 25 16,061 149
Total Bond Funds (Cost $8,122) 8,266
EQUITY FUNDS 55.4%
T. Rowe Price Funds:
Growth Stock Fund  458 1,067 172 12,506 1,543
Value Fund  459 1,109 128 31,231 1,542
Hedged Equity Fund  308 778 72 79,959 1,100
U.S. Large-Cap Core Fund  325 739 96 22,986 1,062
Equity Index 500 Fund  311 864 360 5,199 914
International Value Equity Fund  217 612 89 39,463 901
Real Assets Fund  207 527 57 46,170 801
Overseas Stock Fund  232 580 170 47,705 754
International Stock Fund  197 480 72 29,449 675
Mid-Cap Growth Fund  114 255 33 3,347 349
Mid-Cap Value Fund  104 235 30 9,743 328
Emerging Markets Discovery Stock
Fund  81 211 24 18,454 325
Emerging Markets Stock Fund  71 192 17 6,922 291
Small-Cap Value Fund  65 143 18 3,606 203
New Horizons Fund (2) 52 108 11 2,666 156
Small-Cap Stock Fund  58 120 56 2,195 133
Total Equity Funds (Cost $9,788) 11,077
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1 35 33 20 2
Total Other Mutual Funds (Cost $2) 2

T. ROWE PRICE Retirement Income 2025 Fund

$ Value
12/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds  3.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.17% (3) 125 891 342 674,057 674
Total Short-Term Investments (Cost $674) 674
Total Investments in Securities 100.2%
(Cost $18,586) $ 20,019
Other Assets Less Liabilities (0.2)% (32)
Net Assets 100.0% $ 19,987
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 1 $ 9
Dynamic Global Bond Fund  — (6) 18
Emerging Markets Bond Fund  (1) 23 17
Emerging Markets Discovery Stock Fund  — 57 —
Emerging Markets Stock Fund  — 45 —
Equity Index 500 Fund  (10) 99 6
Floating Rate Fund  — — 6
Growth Stock Fund  (2) 190 —
Hedged Equity Fund  — 86 —
High Yield Fund  (1) 7 17
International Bond Fund (USD Hedged)  — 3 20
International Stock Fund  1 70 —
International Value Equity Fund  1 161 —
Limited Duration Inflation Focused Bond Fund  — 54 17
Mid-Cap Growth Fund  (1) 13 —
Mid-Cap Value Fund  (1) 19 —
New Horizons Fund  (1) 7 —
New Income Fund  — 50 63
Overseas Stock Fund  2 112 —
Real Assets Fund  — 124 —
Small-Cap Stock Fund  — 11 —
Small-Cap Value Fund  (1) 13 —
Transition Fund  — (1) —
U.S. Large-Cap Core Fund  (1) 94 —
U.S. Treasury Long-Term Index Fund  (3) 17 12
Value Fund  (2) 102 —
U.S. Treasury Money Fund, 4.17% — — 12
Totals $ (20)# $ 1,351 $ 197+

T. ROWE PRICE Retirement Income 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $197 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Income 2025
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techni ques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1843-054Q3 09/25